Pensions and Other Post-employment Benefits - Fair Values of Assets and Liabilities of UK and US Defined Benefit Pension Schemes Together with Aggregated Data for Other Defined Benefit Pension Schemes in Group (Detail) - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Present value of scheme obligations	£ (14,500)	£ (20,191)	£ (21,310)
Actual return on plan assets	(5,883)	424	1,056
Group [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	2,159	5,207	3,911
Equity, unlisted	2	4	5
Multi-asset funds	1,101	1,415	2,075
Property, listed	19	68	57
Property, unlisted	605	657	585
Corporate bonds, listed	2,595	2,618	2,333
Corporate bonds, unlisted	15	15	20
Government bonds, listed	5,329	6,762	7,812
Insurance contracts	1,694	2,251	2,397
Other (liabilities)/assets	(375)	91	11
Fair value of assets	13,144	19,088	19,206
Asset Ceiling Restrictions		(26)
Present value of scheme obligations	(14,500)	(20,191)	(21,310)
Net surplus/(obligation)	(1,356)	(1,129)	(2,104)
Actual return on plan assets	(5,513)	686	1,428
Group [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	229	741	183
Group [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(1,585)	(1,870)	(2,287)
UK [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	1,351	3,954	2,686
Multi-asset funds	1,101	1,415	2,075
Property, unlisted	464	502	447
Corporate bonds, listed	1,692	1,503	1,113
Government bonds, listed	4,048	5,054	6,055
Insurance contracts	1,003	1,334	1,409
Other (liabilities)/assets	(645)	(130)	(203)
Fair value of assets	9,014	13,632	13,582
Present value of scheme obligations	(9,117)	(13,299)	(13,858)
Net surplus/(obligation)	(103)	333	(276)
Actual return on plan assets	(4,710)	541	1,092
UK [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	109	606	77
UK [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(212)	(273)	(353)
US [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	437	522	539
Property, unlisted	140	154	136
Corporate bonds, listed	779	975	1,066
Government bonds, listed	723	724	758
Other (liabilities)/assets	181	149	136
Fair value of assets	2,260	2,524	2,635
Present value of scheme obligations	(3,030)	(3,248)	(3,445)
Net surplus/(obligation)	(770)	(724)	(810)
Actual return on plan assets	(253)	97	159
US [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	(770)	(724)	(810)
Rest of World [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Equities, listed	371	731	686
Equity, unlisted	2	4	5
Property, listed	19	68	57
Property, unlisted	1	1	2
Corporate bonds, listed	124	140	154
Corporate bonds, unlisted	15	15	20
Government bonds, listed	558	984	999
Insurance contracts	691	917	988
Other (liabilities)/assets	89	72	78
Fair value of assets	1,870	2,932	2,989
Asset Ceiling Restrictions		(26)
Present value of scheme obligations	(2,353)	(3,644)	(4,007)
Net surplus/(obligation)	(483)	(738)	(1,018)
Actual return on plan assets	(550)	48	177
Rest of World [member] | Other Noncurrent Assets [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	120	135	106
Rest of World [member] | Pensions and other post-employment benefits [member]
Disclosure Of Defined Benefit Pension And Post Retirement [line items]
Net surplus/(obligation)	£ (603)	£ (873)	£ (1,124)